August 16, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Trustees' Equity Fund (the "Trust")

File No. 2-65955-99

Commissioners:

Enclosed is the 98th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A (the"Amendment"), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard Global Environmental Opportunities Stock Fund, a new series of the Trust.

Pursuant to the requirements of Rule 485(a), we request that the Amendment become effective on November 2, 2022. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions concerning the enclosed Amendment, please contact me at (484)618-9535 or laura_bautista@vanguard.com.

Sincerely,

/s/Laura A. Bautista

Laura A. Bautista

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission